Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net (loss) income	$ (5,948)	$ 15,337
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Depreciation and amortization	16,890	9,887
Non-cash fair value adjustment to contingent consideration	13,000
Manufacturer's profit in inventory adjustment	11,956
Other, net	(2,132)	625
Changes in assets & liabilities, net of acquisitions:
Accounts receivable	(1,035)	(4,328)
Inventories	(1,886)	(5,758)
Accrued expenses	(7,945)	7,179
Other assets and liabilities	(1,835)	174
Net cash flows provided by operating activities	21,065	23,116
Cash flows from investing activities:
Capital expenditures, net	(2,025)	(1,331)
Acquisition of business, net	5,941
Other, net	(1,114)	(1,290)
Net cash flows provided by (used in) investing activities	2,802	(2,621)
Cash flows from financing activities:
Repayments of borrowings	(2,013)	(19,868)
Proceeds from issuance of common stock, net	172,463
Other, net	(191)	(156)
Net cash flows provided by (used in) financing activities	170,259	(20,024)
Effect of exchange rate changes on cash and cash equivalents	(562)	(781)
Net increase (decrease) in cash and cash equivalents	193,564	(310)
Cash and cash equivalents at beginning of period	123,040	143,351
Cash and cash equivalents at end of period	$ 316,604	$ 143,041